Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 8 - Stockholders’ Equity

Capital Stock

The Company has 260,000,000 shares of capital stock authorized, consisting of 250,000,000 shares of Common Stock, par value $0.001, 10,000,000 shares of Series A Preferred Stock, par value $0.001 per share.

Common Stock Options

During the year ended December 31, 2011 the Company issued 522,215 common stock options under the 2008 Stock Equity Plan which was discontinued on February 3rd, 2012.

A summary of the Company's option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price
Options Outstanding at January 1, 2010	2,929,434	$0.02 - 0.36	$0.09
Options Granted	1,013,668	0.31 - 0.36	0.35
Options Exercised	(103,505)	0.02	0.02
Options Cancelled	(169,428)	0.32	0.32
Options Outstanding at December 31, 2010	3,670,169	$0.02 - 0.36	$0.14
Options Granted	522,215	0.41 - 0.85	0.44
Options Exercised	(1,583,592)	0.02	.02
Options Expired	(45,677)	0.32	0.32
Options Outstanding at December 31, 2011	2,563,115	$0.02 - 0.85	$0.28

Options Exercisable at December 31, 2011	1,180,988	$0.02 - 0.85	$0.37

Share-based compensation expense for options totaling $181,960 was recognized in our results for the year ended December 31, 2011 is based on awards vested. The options were valued at the grant date at $366,014.

During the year ended December 31, 2011, 1,583,592 Options were exercised in a cashless transaction resulting in the issuance of 837,730 shares of Common Stock.

The valuation methodology used to determine the fair value of the options issued during the year was the Black-Scholes option-pricing model, an acceptable model in accordance with FASB ASC 718-10-10 Share Based Payments.  The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the warrants

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants and is calculated by using the average daily historical stock prices through the day preceding the grant date

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award.  The Company’s estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards.  The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

The weighted average fair value of options granted and the assumptions used in the Black-Scholes model during the year ended December 31, 2011 and 2010 are set forth in the table below.

	2011	2010
Weighted average fair value of options granted	$0.37	$0.35
Risk-free interest rate	2.20%	2.54 - 3.57%
Volatility	74.98%	77.45 – 117.62%
Expected life (years)	10	10
Dividend yield	0.00%	0.00%

As of December 31, 2011, there was approximately $248,882 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share based compensation plans that is expected to be recognized over a weighted average period of approximately 2.5 years.

Common Stock Warrants

A summary of the Company's warrant activity and related information follows:

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price
Warrants Outstanding at January 1, 2010	211,427	$0.02	$0.02
Warrants Granted	3,014,438	0.01	0.01
Warrants Exercised	-0-	-0-	-0-
Warrants Cancelled	-0-	-0-	-0-
Warrants Outstanding at December 31, 2010	3,225,865	$0.02	$0.02
Warrants Granted	0	0.01	0.01
Warrants Exercised	3,052,438	-0-	-0-
Warrants Cancelled	-0-	-0-	-0-
Warrants Outstanding at December 31, 2011	173,427	$0.02	$0.02

Warrants exercisable at December 31, 2011	173,427	$0.02	$0.02

During the year ended December 31, 2011, 3,052,438 warrants were exercised in a cashless transaction resulting in the issuance of 2,997,632 shares of Common Stock.

The valuation methodology used to determine the fair value of the warrants issued during the year was the Black-Scholes option-pricing model, an acceptable model in accordance with FASB ASC 718-10-10 Share Based Payments.  The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the warrants.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants and is calculated by using the average daily historical stock prices through the day preceding the grant date

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award.  The Company’s estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards.  The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

The weighted average fair value of options granted and the assumptions used in the Black-Scholes model during the year ended December 31, 2010 is set forth in the table below.

2010
Weighted average fair value of options granted	$.01
Risk-free interest rate	3.32%
Volatility	85%
Expected life (years)	10
Dividend yield	0.00%

Preferred Stock

Liquidation preference

Upon any liquidation, dissolution, or winding up of the Corporation, whether voluntary or involuntary, before any distribution or payment shall be made to the holders of any Common Stock, the holders of Series A Preferred Stock shall be entitled to be paid out of the assets of the Corporation legally available for distribution to stockholders, for each share of Series A Preferred Stock held by such holder, an amount per share of Series A Preferred Stock equal to the Original Issue Price for such share of Series A Preferred Stock plus all accrued and unpaid dividends on such share of Series A Preferred Stock as of the date of the Liquidation Event.

Conversion

The number of shares of Common Stock to which a share of Series A Preferred Stock may be converted shall be the product obtained by dividing the Original Issue Price of such share of Series A Preferred Stock by the then-effective Conversion Price (as defined below) for such share of Series A Preferred Stock. The conversion price for the Series A Preferred Stock shall initially be equal to $.39 and shall be adjusted from time to time.

Voting

Each holder of shares of Series A Preferred Stock shall be entitled to the number of votes, upon any meeting of the stockholders of the Corporation (or action taken by written consent in lieu of any such meeting) equal to the number of shares of Class B Common Stock into which such shares of Series A Preferred Stock could be converted

Dividends

Each share of Series A Preferred Stock, in preference to the holders of all Common Stock (as defined below), shall entitle its holder to receive, but only out of funds that are legally available therefore, cash dividends at the rate of ten percent (10%)   per annum from the Original Issue Date on the Original Issue Price for such share of Series A Preferred Stock, compounding annually unless paid by the Corporation.

Stock Issuances

During the year ended December 31, 2011 the company issued 3,940,777 shares of common stock for an aggregate $1.755 Million to unrelated independent investors

Convertible debt holders exercised their rights which included the conversion of stock and warrant exercise for a total of 5,523,728 shares of common stock.  In addition the holders received an inducement of 253,393 shares to convert and accept shares in lieu of past due interest payments.  Shares issued for past due interest payments totaled 145,404.  The transaction resulted in the recognition of a loss on extinguishment of debt of $142,925.

During the year the company issued 300,000 shares of common stock in settlement of accounts payable and 50,000 shares in connection with a financing.